Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Basis of preparation
(1)	Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The Group’s statement of operations include allocations of certain general corporate expenses of Shanda Interactive Entertainment Limited (“Shanda”), its parent, a Cayman Islands company engaged in the business of online and offline entertainment in the PRC, which formerly was listed on the NASDAQ Global Select Market prior to its de-listing and privatization in February 2012. These general corporate expenses primarily relate to corporate employee compensation costs, professional service fees, and other expenses arising from the provisions of corporate functions, including finance, legal, technology, investment, and executive management. These expenses are allocated based on estimates that management considers to be reasonable reflections of the utilization of services provided to, or benefits received by the Group, as specific identification is not practical. These expenses are as follows:

a) Employee compensation costs related to salaries, bonuses, social security costs, and share-based compensation are allocated to the Group based on the percentage of the respective department employee numbers of the Group to the total historical number of employees of corresponding department of Shanda, except for costs related to Shanda’s executives, which are allocated based on percentage of estimated time incurred for online game business to total time incurred for Shanda.

b) Professional service fees related to legal and public accounting services are allocated to the Group based on percentage of revenues of the Group to total historical revenues of Shanda.

c) Other expenses incurred by the corporate functions are allocated to the Group based on percentage of number of employees of the Group to the total historical number of employees of Shanda.

From the second half year of 2009, since the Group has established its own finance, legal, investment and certain executive management functions and begun to promote its own brands, no such general corporate expenses were allocated to the Group, except for certain employee compensation costs from corporate functions such as technology, human resources and executive management that the Group does not have. While the expenses allocated to the Group for these items are not necessarily indicative of the expenses that the Group would have incurred if the Group had been a separate, independent entity during the years presented, management believes that the foregoing presents a reasonable basis of estimating what the Group’s expenses would have been on a historical basis. General corporate expenses allocated from Shanda are recorded as capital contributions by Shanda. Total general corporate expenses allocated from Shanda to the Group were RMB8.2 million and RMB7.0 million for the years ended December 31, 2010 and 2011, respectively. Total general corporate expenses reflect an adjustment (reversal) of RMB3.5 million in 2012.

In addition, there are certain technical service arrangements between the Group and the other subsidiaries of Shanda as disclosed in Note 21.

Use of estimates
(2)	Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Actual results could materially differ from those estimates.

Significant accounting estimates reflected in the Group's consolidated financial statements include the allowance for doubtful accounts, revenue recognition, determination of the life of virtual items, assessment of recoverability of long-lived assets and goodwill, estimated useful lives of property and equipment as well as intangible assets, share-based compensation expense, consolidation of variable interest entities, valuation allowances for deferred tax assets, determination of fair value of identifiable assets and liabilities acquired through business combinations, recognition of non-controlling interests, accounting for equity investments and other-than temporary impairments, and determination of functional currencies. Such accounting policies are impacted significantly by judgments, assumptions and estimates used in the preparation of the Group’s consolidated financial statements, and actual results could differ materially from these estimates.

Consolidation
(3)	Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation. Investments in equity securities for which the Company can exercise significant influence are accounted for by the equity method of accounting.

The Company follows guidance relating to the consolidation of Variable Interest Entities in Accounting Standards Codification (“ASC”) 810-10, which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

To comply with PRC laws and regulations that restrict foreign ownership of companies that operate online games, the Group conducts all its online game business through the VIEs. These companies hold the licenses and approvals to operate online games in the PRC. The capital of the VIEs is funded by the PRC subsidiaries and recorded as interest-free loans to individuals who are directors, officers, principal shareholders or employees of the Company or the PRC subsidiaries. The portion of the loans for capital injection is eliminated with the capital of the VIEs during consolidation. The interest-free loans to the shareholders of the VIEs were RMB30.1 million, RMB30.1 million and RMB59.9 million as of December 31, 2010, 2011 and 2012.

Pursuant to the contractual arrangements between the PRC subsidiaries and the VIEs, the PRC subsidiaries provide services, software and technology licenses and equipment to the VIEs in exchange for fees, determined according to certain agreed formulas. During the years ended December 31, 2010, 2011 and 2012, the total amount of such fees was approximately RMB2,313.8 million, RMB2,363.2 million and RMB2,462.5 million, respectively, which represented the substantial majority of the operating profits of the VIEs. The PRC subsidiaries have also undertaken to provide financial support to the VIEs to the extent necessary for their operations. The following is a summary of the key agreements in effect:

Loan Agreements. The PRC subsidiaries entered into loan agreements with each shareholder of the relevant VIEs. Under these loan agreements, the PRC subsidiaries granted an interest-free loan to each shareholder of the VIEs solely for their capital contributions to the VIEs. The loans have an unspecified term and shall become payable when the PRC subsidiaries request repayment at any time. The shareholders of the VIEs may not prepay all or any part of the loans without the relevant PRC subsidiaries’ prior written request.

Equity Disposition Agreements. The Group’s VIEs and their shareholders entered into equity disposition agreements with the relevant PRC subsidiaries. Pursuant to such agreements, the PRC subsidiaries and any third party designated by them have the exclusive right to purchase from the shareholders of the Group’s VIEs all or any part of their equity interests in the relevant VIE at a purchase price equal to the amount of the registered capital of the VIE or the lowest price permissible by the then-applicable PRC laws and regulations. The PRC subsidiaries may exercise such right at any time during the term of the agreement until it has acquired all equity interests of the relevant VIE, subject to applicable PRC laws. Moreover, under the equity disposition agreements, neither the Group’s VIEs nor their shareholders may take actions that could materially affect the VIEs’ assets, liabilities, operations, equity and other legal rights without the prior written approval of the relevant PRC subsidiary, including, without limitation, declaration and distribution of dividends and profits; sale, assignment, mortgage or disposition of, or encumbrances on, the VIE’s equity; merger or consolidation; acquisition of and investment in any third-party entities; creation, assumption, guarantee or incurrence of any indebtedness; or entry into other material contracts. All these agreements have an initial term of 20 years (with the earliest expiration date being July 1, 2028) and are renewable upon the relevant PRC subsidiaries’ requests.

Business Operation Agreements. The PRC subsidiaries entered into business operation agreements with the relevant VIEs and their shareholders. Under such agreements, the PRC subsidiaries have the right to nominate the directors of the relevant VIEs’ boards and designate general managers, financial controllers and other senior management of the relevant VIE. In addition, the VIEs may not engage in any transactions that could materially affect their assets, liabilities, rights or operations without the prior consent of the relevant PRC subsidiary. Such transactions include incurrence or assumption of any indebtedness that are not in the ordinary course of business; sale or purchase of any assets or rights with values of more than agreed amount; declaration of dividends or profit distribution; encumbrance on any of their assets or intellectual property rights in favor of a third party; or transfer of any rights or obligations under the agreement to a third party. These agreements have an initial term of 20 years (with the earliest expiration date being July 1, 2028) and are renewable upon the relevant PRC subsidiaries’ requests. The PRC subsidiaries may terminate the agreements at any time by providing advance written notice to the relevant VIE and to each of their shareholders. Neither the VIEs nor any of their shareholders may terminate the agreements prior to their expiration dates.

Exclusive Consulting and Service Agreements. The PRC subsidiaries and VIEs entered into exclusive consulting and service agreements. Under these agreements, the VIEs and their subsidiaries agreed to engage the relevant PRC subsidiaries as their exclusive providers of technology consulting and services. Unless otherwise agreed among the parties, the VIEs will pay to the relevant PRC subsidiaries service and consulting fees taking in account the scope and complexity of the technology involved, the content and duration of the services provided and the prevailing market price for similar technology and services. The PRC subsidiaries will exclusively own any intellectual property arising from the performance of these agreements. These agreements have initial terms of 20 years (with the earliest expiration date being July 1, 2028) and are renewable upon the relevant PRC subsidiaries’ requests. The PRC subsidiaries may terminate the agreements at any time by providing advance written notice to the relevant VIEs. The VIEs may not terminate such agreements prior to their expiration dates. Under the Exclusive Consulting and Service Agreements, the VIEs agreed to engage the relevant PRC subsidiaries as their exclusive providers of technology consulting and other services. According to the relevant PRC rules and regulations, related party transactions should be negotiated at the arm’s length basis and apply reasonable transfer pricing methods. Pursuant to that principle and based upon the relevant VIEs’ specific needs for technology support and services, the parties enter into supplemental agreements from time to time, which typically set forth the basic pricing terms including the total fees to be paid and the payment methods. The fees are typically determined based on the scope and complexity of the technology involved, the content and duration of the services provided, and the prevailing market price for similar technology and services. The fees are usually settled according to contract terms in two to three installments.

Equity Pledge Agreements. The shareholders of the VIEs entered into share pledge agreements with the relevant PRC subsidiaries. Under the share pledge agreements, the shareholders of the VIEs pledged all of their equity interests in the VIEs to the relevant PRC subsidiaries as collateral for all of their payments due to the PRC subsidiaries and to secure performance of all obligations of the VIEs and their shareholders under the above loan agreements, equity disposition agreements, exclusive consulting and service agreements and the business operation agreements. The pledges shall remain effective until all obligations under such agreements have been fully performed. The VIEs are prohibited from declaring any dividends or making any profit distributions during the terms of the pledges. Without the relevant PRC subsidiaries’ prior written consent, no shareholder of the VIEs may transfer any equity interests in the VIEs. If any event of default as provided for therein occurs, the relevant PRC subsidiary, as the pledgee, will be entitled to dispose of the pledged equity interest through transfer or assignment and use the proceeds to repay the loans or make other payments due under the above agreements. These pledges have been recorded on the share registers of each entity and have been duly registered with competent local branches of the State Administration for Industry and Commerce.

Power of Attorney (or Proxy). Each shareholder of the VIEs executed an irrevocable power of attorney (or proxy) to appoint the relevant PRC subsidiary as the attorney-in-fact to act on his or her behalf on all matters pertaining to the VIEs and to exercise all of his or her rights as a shareholder of the VIEs, including the right to attend shareholders’ meetings, to exercise voting rights and to appoint directors, a general manager, financial controller and other senior management of the VIEs. The power of attorney (or proxy) is irrevocable and continually valid as long as the principal is the shareholder of the relevant VIE.

As a result of these agreements, the Company is considered the primary beneficiary of the VIEs and their subsidiaries and accordingly the results of operations, assets and liabilities of the VIEs and their subsidiaries are consolidated in the Group’s financial statements.

Shareholders of the VIEs may potentially have conflicts of interest with the Company, and they may breach their contracts with the PRC subsidiaries or cause such contracts to be amended in a manner contrary to the interests of the Company. As a result, the Company may have to initiate legal proceedings, which involve significant uncertainty. Such disputes and proceedings may significantly disrupt the Company’s business operations and adversely affect the Company’s ability to control the VIEs. In light of the fact that most of the shareholders of the VIEs are directors, officers, principal shareholders or employees of the Company or the PRC subsidiaries, management is of the view that the risk that misaligned interests may lead to deconsolidation in the foreseeable future is remote and insignificant.

As described above, in order to comply with the restrictions imposed by PRC rules and regulations on foreign ownership in online game and other Internet-related businesses, the Company operates its business in China primarily through the VIEs. Although management is of the opinion that the current ownership structure of the Company, its PRC subsidiaries and VIEs and the contractual arrangements between the respective PRC subsidiaries, VIEs and their shareholders are in compliance with existing PRC laws, rules and regulations, the Company cannot be certain that the PRC government authorities will not ultimately take a view contrary to that of the Company due to the lack of official interpretation and clear guidelines. If the Company, its PRC subsidiaries and VIEs are found to be in violation of any existing or future PRC laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, including requiring the Company to undergo a costly and disruptive restructuring such as forcing the Company to transfer its equity interest in the PRC subsidiaries to a domestic entity or invalidating the VIE agreements. If the PRC government authorities impose penalties which cause the Company to lose its rights to direct the activities of and receive economic benefits from the VIEs, the Company may lose the ability to consolidate and reflect in its financial statements the results of operation of the VIEs.

As of December 31, 2011 and 2012, the total assets, liabilities, and equity of the consolidated VIEs were as follows:

	December 31, 2011	December 31, 2012
	RMB (millions)	RMB (millions)
Total assets of the consolidated VIEs	2,109.5	2,182.6

Accounts payable	200.4	473.6
Amounts due to related parties	411.6	69.2
Deferred revenue	136.8	68.7
Taxes payable	90.5	58.5
Other payables and accruals	239.8	257.6
Deferred tax liabilities	26.1	20.0
Total liabilities of the consolidated VIEs	1,105.2	947.6

Total equity of the consolidated VIEs	1,004.3	1,235.0

As of December 31, 2012, the total assets of the consolidated VIEs were mainly comprised of cash and cash equivalents, short-term investments, accounts receivable, amounts due from related parties, prepayments and other current assets, intangible assets, fixed assets, goodwill, deferred tax assets, and other long term assets. These balances are reflected in the Group’s consolidated financial statements with intercompany transactions eliminated. Under the contractual arrangements with the VIEs, the equity holders of VIEs effectively assigned all of their voting rights underlying their equity interests in VIEs to the Group’s PRC subsidiaries. In addition, through the other aforementioned agreements, the Group demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of the VIEs. The Group considers that there is no asset in any of the consolidated VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves of the VIEs in the amount of RMB746.9 million as of December 31, 2012 (2011: RMB350.1 million). As all of the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Group for any of the liabilities of the consolidated VIEs.

For the years ended December 31, 2010, 2011 and 2012, the total net revenues, cost of revenues and net income of the consolidated VIEs were as follows:

	For the years ended December 31,
	2010	2011	2012
	RMB in million	RMB in million	RMB in million
Net revenues of the consolidated VIEs	4,317.7	4,985.7	4,299.2
Cost of revenues of the consolidated VIEs	3,633.4	4,056.9	3,439.0
Net income of the consolidated VIEs	206.9	230.5	215.8

Currently there is no contractual arrangement that requires the Company to provide additional financial support to the VIEs. However, as the Company is conducting its Internet-related business mainly through the VIEs, the Company has, in the past, provided and will continue to provide financial support based on its consideration of the business requirements of the VIEs and the Company’s own business objectives in the future, which could expose the Company to a loss.

Please refer to “Contingencies” under Note 24 for the risks relating to the VIE arrangements.

In August 2012, the Group entered into an investment agreement to invest up to RMB500 million in Shengzixin Fund, a partnership investment vehicle. The vehicle is managed by Dingguan Investment Holding (Shanghai) Company Limited, a related party under the common control of Shanda Interactive. The Group intends to use its investment towards investing in exceptional developer companies in the gaming market in China delivering content through online games, social network games, and mobile games. The Group had invested RMB250 million as of December 31, 2012, which was held in cash as no investments had been made at that time. As the Group is the only investor and beneficiary at December 31, 2012, the investment vehicle (cash balance) was consolidated in the Group’s consolidated financial statements.

Foreign currency translation and other comprehensive income (loss)
(4)	Foreign currency translation and other comprehensive income (loss)

The functional currency of the Company is the United States dollar (“US$”, “USD” or “U.S. dollars”) and its reporting currency is the Renminbi (“RMB”). The PRC subsidiaries and the VIEs use RMB as their functional currency. Actoz and Eyedentity’s functional currency is the Korean Won (“KRW”). eFusion’s functional currency is the Euro (“Euro” or “€”). The functional currency of the Company’s major subsidiaries other than the PRC subsidiaries, the VIEs, Actoz, Eyedentity, and eFusion is the U.S. dollar.

Assets and liabilities of the Company and its subsidiaries, including the PRC subsidiaries and the VIEs, are translated at the current exchange rates quoted by the People’s Bank of China or the Seoul Money Brokerage Services Limited in effect at the balance sheet dates. Equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period to RMB. Gains and losses resulting from foreign currency translation to reporting currency are recorded in accumulated other comprehensive income in the consolidated statements of changes in shareholders’ equity for the years presented.

Transactions denominated in currencies other than functional currencies are remeasured into the functional currencies at the exchange rates quoted by the People’s Bank of China or the Seoul Money Brokerage Services Limited prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive income. Monetary assets and liabilities denominated in foreign currencies are remeasured into the functional currencies using the applicable exchange rates quoted by the People’s Bank of China or the Seoul Money Brokerage Services Limited at the balance sheet dates. All such exchange gains and losses are included in the statements of operations and comprehensive income.

According to ASC Topic 220, the relevant accounting literature for other comprehensive income, elements of other comprehensive income can be reported net of tax or gross of tax with the aggregate tax effect separately disclosed. The Group's elements of other comprehensive income, which consist of unrealized gains (losses) on marketable securities and currency translation adjustments, do not give rise to income taxes as the related activity is associated with jurisdictions which do not impose income tax or for which the related activity is tax-exempt.

Convenience translation
(5)	Convenience translation

Amounts in United States dollars (“US$”) are presented for the convenience of the reader and are translated at the rate of US$1.00 to RMB6.2301, the exchange rate as set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2012. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash and cash equivalents
(6)	Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits and highly liquid investments placed with banks or other financial institutions, which have original maturities less than three months.

Restricted cash
(7)	Restricted cash
Restricted cash mainly represents cash held in a designated bank account for the sole purpose of transmitting proceeds from the exercise of stock options.
Short-term investments
(8)	Short-term investments

Short-term investments represent bank time deposits with original maturities longer than three months and less than one year. As of December 31, 2011, short-term investments of RMB902.9 million were pledged for bank borrowings of RMB858.8 million. As of December 31, 2012, short-term investments of RMB1,521.6 million were pledged for bank borrowings of RMB1,482.3 million. These included Korean won short term investments of KRW47,500 million (RMB277.8 million) which were pledged for bank borrowings of KRW42,800 million (RMB250.3 million).

Marketable securities
(9)	Marketable securities

Marketable securities primarily include available-for-sale marketable equity securities. Marketable securities are classified as short-term based on their high liquidity. Marketable securities are carried at fair market value with unrealized appreciation (or depreciation) reported as a component of accumulated other comprehensive income (or loss) in shareholders’ equity, net of tax ( Note 2(4)). The specific identification method is used to determine the cost of marketable securities disposed. Realized gains and losses are reflected as investment income or losses.

The Group evaluates the investments periodically for possible other-than-temporary impairment and reviews factors such as the length of time and extent to which fair value has been below cost basis, the financial condition of the issuer and the Group’s ability and intent to hold the investment for a period of time which may be sufficient for anticipated recovery in market value. If appropriate, the Group records impairment charges equivalent to the amount that the carrying value of its available-for-sale securities exceeds the estimated fair market value of the securities as of the evaluation date.

During the years ended December 31, 2010, 2011 and 2012, the Group recorded unrealized losses of RMB3.8 million, RMB1.5 million, and an unrealized gain of RMB3.4 million, respectively, as components of other comprehensive income (or loss), net of tax.

Allowances for doubtful accounts
(10)	Allowances for doubtful accounts

The Group determines the allowance for doubtful accounts when facts and circumstances indicate that the receivable is unlikely to be collected.

Allowances for doubtful accounts are charged to general and administrative expenses. If the financial condition of the Group’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.

Investment in affiliated companies
(11)	Investment in affiliated companies

Affiliated companies are entities over which the Group has significant influence, but which it does not control. Investments in affiliated companies are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the consolidated statements of operations and comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company. The cost method is used for investments over which the Group does not have the ability to exercise significant influence and for which the investments do not have readily determinable fair values. Such investments are recorded and maintained at historical cost, as adjusted for possible impairment losses.

The Group continually reviews its investments in affiliated companies to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Group considers in its determination are the length of time that the fair value of the investment is below the Group’s carrying value and the financial condition, operating performance and near term prospects of the investee. In addition, the Group considers the reason for the decline in fair value, including general market conditions, industry specific or investee specific reasons, changes in valuation subsequent to the balance sheet date and the Group’s intent and ability to hold the investment for a period of time sufficient to allow for a recovery in fair value. If the decline in fair value is deemed to be other than temporary, the carrying value of the security is written down to fair value. Impairment losses on equity method investments are included in “equity in losses of affiliated companies”. Impairment losses recorded during the years ended December 31, 2010, 2011 and 2012 were nil, RMB5.6 million and RMB7.5 million, respectively.

Property and equipment
(12)	Property and equipment

Property and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is computed using the straight-line method over the following estimated useful lives:

Computer equipment	5 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Furniture and fixtures	5 years
Motor vehicles	5 years

Expenditures for maintenance and repairs are expensed as incurred. Gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations and comprehensive income.

Intangible assets
(13)	Intangible assets

Online game product development costs

The Group recognizes costs to develop its online game products in accordance with ASC 985-20. Costs incurred for the development of online game products prior to the establishment of technological feasibility are expensed when incurred and are included in product development expense. Once an online game product has reached technological feasibility, all subsequent online game product development costs are capitalized until the product is available for marketing. Technological feasibility is evaluated on a product-by-product basis, but typically encompasses both technical design and game design documentation and only occurs when the online game has a proven ability to operate in the online game environment in the PRC market. During the years ended December 31, 2010, 2011 and 2012, the costs incurred for development of on-line game products were not capitalized after technological feasibility was reached because the time period from the establishment of technological feasibility to the related commercial launch is generally nonexistent or very brief; therefore, related costs during such periods, being immaterial for capitalization, were expensed.

Website and internally used software development costs

The Group recognizes website and internally used software development costs in accordance with ASC 350-40. As such, the Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and software. Costs incurred in the development phase are capitalized and amortized over the estimated product life. During the years ended December 31, 2010, 2011 and 2012, costs qualifying for capitalization were immaterial and as a result all website and internally used software development costs were expensed as incurred.

Upfront licensing fees

Upfront licensing fees paid to third party licensors are capitalized once the related game software has reached technological feasibility in accordance with ASC 985-20 and amortized on a straight-line basis over the shorter of the useful economic life of the relevant online game or license period, which is usually 3 to 7 years. Amortization of upfront licensing fees commences upon the commercial launch of the related online game.

Software and copyrights

Software and copyrights purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the shorter of the useful economic life or stipulated period in the contract, which is usually 1 to 5 years.

Software technologies, game engines, non-compete agreements, customer databases and trademarks acquired through business combinations

An intangible asset is required to be recognized separately from goodwill based on its estimated fair value if such asset arises from contractual or legal right or if it is separable as defined by ASC 805, “Business Combinations”. Software technologies, game engines, non-compete agreements, customer databases and trademarks arising from the acquisitions of subsidiaries and VIEs are initially recognized and measured at estimated fair value upon acquisition. Amortization is computed using the straight-line method over the following estimated useful lives:

Software technologies	0.5 to 6 years
Game engines	3 to 10 years
Non-compete agreements	2.5 to 5 years
Customer databases	2 to 5.5 years
Trademarks	5 or 20 years
In-progress research and development	Indefinite life and subject to impairment testing until completed or abandoned

Gross indefinite-lived in-progress research and development assets totaled RMB95.2 million as of December 31, 2011, relating to historical acquisitions (Note 12). RMB6.0 million of the gross amount had been fully impaired (with write-offs recorded in accumulated impairment) prior to December 31, 2011. After completion of the associated research and development efforts, the remaining RMB 89.2 million of gross carrying value was reclassified to software technologies during the year ended December 31, 2012. The net book value of in-progress research and development assets was zero as of December 31, 2012.

Goodwill
(14)	Goodwill

Goodwill is accounted for at initial recognition and evaluated subsequently according to the provisions of ASC 805, "Business Combinations" and ASC 350, "Intangibles - Goodwill and Other." Goodwill is initially measured as the excess of (i) the total cost of an acquisition, fair value of the non controlling interests, and acquisition date fair value of any previously held equity interest in an acquiree over (ii) the fair value of the identifiable net assets of the acquiree. If the cost of an acquisition is less than the fair value of the net assets of the acquiree, the difference is recognized directly in the income statement as a bargain purchase gain. In a business combination, any acquired intangible assets that do not meet separate recognition criteria as specified in ASC 805 are recognized as goodwill.

Goodwill is not amortized, but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. In October of each year, the Company’s annual impairment evaluation date, the Company tests impairment of goodwill at the reporting unit level, which is one step below the operating segment level. Under the two step impairment evaluation approach, the fair value of a reporting unit is first determined using an income approach which considers projected cash flows, expenses, and appropriate discount rates tailored to the risk profiles of the specific reporting units, considering more generally the risk profile of the online game sector. Should the fair value of a reporting unit be less than its carrying value (including goodwill), an impairment charge would be then be measured by reference to the excess of the carrying value of a reporting unit’s goodwill over the implied fair value of goodwill, determined in a manner similar to the assignment of purchase price in a business combination. Key factors that are considered by the Company and likely to have a bearing on potential impairments of goodwill include, but are not limited to, (1) recent operating performance and forecasts; (2) generation of, and growth anticipated in, cash flows; (3) the state of the online game business in the respective geographic area; (4) trends in monthly average users/monthly paying users; and (5) the game development pipeline at the business unit level. Based upon application of the two step impairment evaluation approach, no impairment losses were recorded in the years ended December 31, 2010, 2011 and 2012.

Other long-term assets
(15)	Other long-term assets

Other long-term assets mainly represent the upfront licensing fees of online games that have not yet been commercially launched and receivables from independent online game companies. Other long-term assets as of December 31, 2011 and 2012 include prepayments in respect of upfront licensing fees paid for new games of RMB309.6 million and RMB171.1 million, respectively. Receivables from independent online game companies as of December 31, 2011 and 2012 amounted to RMB17.0 million and RMB21.4 million, respectively.

Impairment of long-lived assets and intangible assets
(16)	Impairment of long-lived assets and intangible assets

Long-lived assets including finite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable, or that the useful life is shorter than the Group had originally estimated. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for long-lived assets including certain identifiable intangible assets that management expects to hold and use is based on the amount the carrying value exceeds the fair value of the asset. Indefinite-lived intangible assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized equal in amount to that excess. During the years ended December 31, 2010, 2011 and 2012, the Group recognized impairment losses of nil, RMB23.2 million and nil for its intangible assets, respectively, and RMB10.2 million, RMB49.6 million and RMB15.0 million for its other long-term assets, respectively. Impairments of other long-term assets recognized in product development expenses consisted of prepaid upfront license fees on certain games that did not continue in the game development cycle as a result of beta testing; accordingly, such fees were fully expensed. As the assets subject to impairment were fully written off, no fair value measurement disclosures for non-recurring fair value measurements were considered warranted as remaining basis in the written-off assets was zero.

Financial instruments
(17)	Financial instruments

Financial instruments of the Group are primarily comprised of cash and cash equivalents, restricted cash, short-term investments, time deposits with maturities over one year, marketable securities, accounts receivable, prepayments and other current assets, forward contracts, amount due from/to related parties, short-term borrowings, accounts payable, license fees payable, and other payables and accruals (Note 15).

The Group has from time to time entered into foreign exchange forward contracts with certain banks to reduce the Group’s exposure to significant changes in exchange rates between RMB and certain foreign currencies. These contracts are not designated as hedges pursuant to relevant accounting guidance and are remeasured at fair value at each reporting date, with changes in fair value recognized in the consolidated statements of operations and comprehensive income within “other income” (Notes 5 and 22).

Revenue recognition
(18)	Revenue recognition

Online game revenues generated in China

The Groupderives substantially all of its revenues from in-game virtual items and game usage fees purchased by game players to play its Massively Multiplayer Online Role-Playing Games (“MMORPGs”, a recognized gaming industry term) and advanced casual games.

The Group entered into various arrangements with subsidiaries that are under common control of Shanda. Pursuant to the Amended and Restated Cooperation Agreement between Shanghai Shanda Networking Co., Ltd. (“Shanda Networking”), Nanjing Shanda Networking Co., Ltd. (“Nanjing Shanda”), and Shanghai Shengzhan Networking Co., Ltd. (“Shanghai Shengzhan”), which are related parties under the common control of the Group’s parent, Shanda, on the one hand, and the VIEs, on the other hand, the Group engaged Shanda Networking on an exclusive basis to provide customer and other game support services until September 10, 2014. The cooperation agreements will be automatically extended for one year, unless otherwise terminated. Pursuant to a sales agency agreement, from July 1, 2008 to May 1, 2011, the Group engaged Shengfutong as the sales agent on an exclusive basis to provide agency services in selling pre-paid cards to third party distributors and retailers. On May 1, 2011, the Group terminated the sales agency agreement with Shengfutong and entered into a sales agency agreement with Tianjin Shengjing Trade Co., Ltd. (“Shengjing”), a related party of Shengfutong, which was further amended and supplemented in March 2012 pursuant to which Shengjing serves as the sales agent for the distribution of our prepaid cards until June 30, 2023. The economic terms of this agreement are substantially the same as the terms of the agreement with Shengfutong.

The Group has assessed its relationship and arrangements with Shanda Networking and Shengjing under ASC 605-45 regarding gross versus net reporting of revenue, and has concluded that reporting the gross amount equivalent to the amount that Shengjing receives from the sale of pre-paid game cards to distributors or retailers, which is subsequently activated and charged to the respective game accounts by players as deferred revenue, is appropriate as the Group is the primary obligor and it fulfills the online game services desired by the customers.

Under the item-based revenue model, revenues from the sales of in-game items are recognized when the items are consumed by the customers, for items with no further utility or very short lives, or over the estimated lives of the items for items that can be used over a period of time. The average periods for which players typically play the games and other player behavior patterns, which are affected by various factors such as acceptance and popularity of expansion packs, promotional events launched, and market conditions, are utilized to arrive at the best estimates for lives of these in-game items. The Group assesses the estimated lives of in-game items for all the item-based games periodically. If there are indications of any significant changes to the estimated lives of the in-game items, such changes would be applied in the period of change prospectively. The Group’s revenues under the item-based revenue model are principally derived from in-game consumable virtual items, which generally are consumed in a very short period. Under the time-based revenue model, revenues are recognized based on the time units consumed by the game players. Revenues are also recognized when game players who had previously purchased playing time or virtual currency are no longer entitled to access the online games in accordance with the published expiration policy. Deferred revenue is reduced as revenues are recognized.

Pursuant to the Sale Agency Agreement, Shengjing will receive a service fee which is equivalent to the difference between (x) the amount Shengjing receives from its distributors or users from the sale of the prepaid cards and (y) a fixed percentage based on the face value of the pre-paid card as agreed upon between Shengjing and the Group. This service fee is recorded as a sales and marketing expense.

Since 1 January 2012, a Pilot Program transitioned specified industries from business tax to value added tax for entities located in Shanghai. This round of reform covered certain "Modern Service Industries," which includes research, development and technological services, information technology services, cultural innovation services, and certain other areas. The Pilot Program affected the PRC subsidiaries Shengqu and Lansha, whose applicable rates shifted from the business tax rate of 5% to the value added tax rate of 6% from 1 Janaury 2012 onwards.

PRC subsidiaries are subject to business tax or value added tax and related surcharges on the gross receipt earned for services provided and products sold in the PRC. The applicable business tax rate varies from 3% to 5% and the rate of value added tax varies from 3% to 17%. In the accompanying consolidated statements of operations and comprehensive income, business tax, value added tax and related surcharges for revenues derived from on-line games are deducted from gross receipts to arrive at net revenues.

Other Revenues

Other revenues are principally comprised of overseas revenues generated from game licensing and game operations as well as advertising revenues.

The Group enters into licensing arrangements with overseas licensees to operate its MMORPGs and advanced casual games in other countries or territories. These licensing agreements provide two revenue streams, consisting of an initial license fee and a monthly revenue-based royalty fee. The initial license fee is based on a fixed amount and recognized ratably over the term of the license. The monthly revenue-based royalty fee is recognized when earned, provided that collectability is reasonably assured.

The overseas game operations revenue is recognized by means of the online game revenue recognition principles described in the preceding section for online game revenues generated in China.

Overseas game revenues amounted to approximately RMB104.6 million, RMB229.9 million and RMB274.9 million during the years ended December 31, 2010, 2011 and 2012, respectively.

Advertising revenues are derived from online advertising whereby the Company allows advertisers to place advertisements on particular areas of its platform, in particular formats and over particular periods of time. Advertising revenues from online advertising arrangements are recognized ratably over the contract period of display when collectability is reasonably assured. Advertising revenues amounted to approximately RMB59.1 million, RMB56 million and RMB18.6 million during the years ended December 31, 2010, 2011 and 2012, respectively.

Deferred revenue
(19)	Deferred revenue

For online game revenue, deferred revenue represents proceeds received by Shengjing from distributors relating to the sale of pre-paid cards which are activated or charged to the respective player game accounts by players, but which have not been consumed by the players or expired. For overseas licensing revenues, deferred revenues represent the unamortized balance of the initial license fee paid by overseas licensees. Non-current deferred revenues are primarily comprised of unamortized upfront license fees to be recognized beyond the next 12 months.

Deferred licensing fees and related costs
(20)	Deferred licensing fees and related costs

Upon the receipt of proceeds from Shengjing which can be specifically attributed to certain online games, the Group is obligated to pay on-going licensing fees in the form of royalties and other costs related to such proceeds, including business tax and related surcharges. As revenues are deferred (Note 2(19)), the related on-going licensing fees and costs are also deferred. The deferred licensing fees and related costs are recognized in the consolidated statements of operations and comprehensive income in the period in which the related proceeds received from Shengjing are recognized as revenue.

Cost of revenues
(21)	Cost of revenues

Cost of revenues consists primarily of platform service fees, upfront and ongoing licensing fees, salaries and benefits, share-based compensation, depreciation and amortization expenses and other expenses incurred by the Group and are recorded on an accrual basis.

General and administrative
(22)	General and administrative

General and administrative expenses consist primarily of salaries and benefits for general management, finance and administrative personnel, professional service fees, business tax and value added tax expense, share-based compensation, and other expenses. The business tax and value added tax expense primarily relates to service and licensing fees paid by the VIEs to the PRC subsidiaries or by PRC subsidiaries to overseas subsidiaries.

Product development
(23)	Product development

Product development costs consist primarily of salaries and benefits, depreciation expenses, outsourced game development expenses, share-based compensation and other expenses incurred by the Group to develop, maintain, monitor and manage the Group’s online gaming products, software and websites, and are recorded on an accrual basis.

Sales and marketing
(24)	Sales and marketing

Sales and marketing costs consist primarily of advertising and market promotion expenses, salaries and benefits, share-based compensation, and other expenses incurred by the Group’s sales and marketing personnel, and the agency expenses paid to Shengjing. Sales and marketing costs are recorded on an accrual basis. Advertising and marketing promotion expenses amounted to approximately RMB199.3 million, RMB169.5 million and RMB165.4 million during the years ended December 31, 2010, 2011 and 2012, respectively.

Share-based compensation
(25)	Share-based compensation

The Group follows ASC 718, which requires all share-based payments to employees and directors, including grants of employee stock options and restricted shares, to be recognized as compensation expense in the financial statements over the vesting period of the award based on the fair value of the award determined at the grant date. The valuation provisions of ASC 718 apply to new awards, to awards granted to employees and directors before the adoption of ASC 718 whose related requisite services had not been provided, and to awards which were subsequently modified or cancelled. Under ASC 718, the number of share-based awards for which the service is not expected to be rendered for the requisite period should be estimated, and the related compensation cost not recorded for that number of awards. The Group has applied the provisions of ASC 718-10-S99 regarding the United States Securities and Exchange Commission’s (“SEC”) interpretation of ASC 718 and the valuation of share-based payments for public companies.

In accordance with ASC 718, the Group has recognized share-based compensation expenses, net of a forfeiture rate, using the straight-line method for awards with graded vesting features and service conditions only, and using the graded-vesting attribution method for awards with graded vesting features and performance conditions. Compensation cost should be accrued if it is probable that a performance condition will be achieved and should not be accrued if it is not probable that a performance condition will be achieved.

Leases
(26)	Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Other leases are accounted for as capital leases. Payments made under operating leases, net of any incentives received by the Group from the leasing company, are charged to the consolidated statements of operations and comprehensive income on a straight-line basis over the lease periods.

Taxation
(27)	Taxation

Income taxes reflected in the Group’s consolidated statements of operations and comprehensive income are provided on the taxable income of each subsidiary on the separate tax return basis.

Deferred income taxes are provided using the liability method in accordance with ASC 740 “Income Taxes”. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

The Group follows ASC 740-10-25 guidance regarding uncertain tax positions which prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Group did not have any interest and penalties associated with uncertain tax positions and did not have any material liabilities for unrecognized tax benefits arising from uncertain tax positions for the years ended December 31, 2010, 2011 and 2012.

Statutory reserves
(28)	Statutory reserves

China

The PRC subsidiaries and the VIEs are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (“PRC GAAP”).

The PRC subsidiaries must make appropriations to one or more of the following, (i) the general reserve, (ii) the enterprise expansion fund, and (iii) the staff bonus and welfare fund in accordance with the Law of the PRC on Enterprises Operated Exclusively with Foreign Capital. The general reserve fund requires annual appropriations of 10% of after-tax profit (as determined under PRC GAAP at each year-end) until such funds have reached 50% of the company registered capital. The other fund appropriations are at the PRC subsidiaries’ discretion.

The VIEs, in accordance with the PRC Company Law, must make appropriations to (i) the statutory reserve fund and (ii) the discretionary surplus fund. The statutory reserve fund requires annual appropriations of 10% of after-tax profit (as determined under PRC GAAP at each year-end) until such funds have reached 50% of the company’s registered capital. The discretionary surplus fund is at the VIEs’ discretion.

The general reserve fund and statutory reserve fund can only be used for specific purposes, such as setting off accumulated losses, enterprise expansion, or increasing registered capital. The enterprise expansion fund can be used to expand production and operations or to increase registered capital.

Appropriations to these funds are classified in the consolidated balance sheets as statutory reserves. During the years ended December 31, 2010, 2011 and 2012, the Group made total appropriations to these statutory reserves of approximately RMB14.5 million, RMB5.5 million and RMB2.7 million, respectively.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Group does not do so.

Korea

Actoz and Eyedentity are required to appropriate, as the legal reserves, the amount equivalent to a minimum of 10% of cash dividends paid until such reserves equals 50% of their issued capital stock in accordance with the Commercial Code of Korea. The reserves are not available for the payment of cash dividends, but may be transferred to capital stock by an appropriate resolution of the company’s board of directors or used to reduce accumulated deficit, if any, with the ratification of the company’s majority shareholders. The Group made no appropriations in 2010 and 2011. An appropriation of approximately KRW648.9 million (RMB3.8 million) was made in 2012.

Dividends
(29)	Dividends

No dividend was declared by the Company in 2010. In November 2011, the Company declared cash dividends in the aggregate amount of US$289.7 million (equivalent to RMB1,823.3 million) or US$0.51 per ordinary share (US$1.02 per American Depositary Share (ADS)) to all shareholders or ADS holders of record as of December 20, 2011 (the "record date"). The cash dividends of US$286.8 million (equivalent to RMB1,810.0 million) were paid in 2012. Dividends of US$208.6 million were paid to the Company’s parent company and controlling shareholder, Shanda Interactive Entertainment Limited.

Relevant laws and regulations permit payments of dividends by the PRC and Korean subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with respective accounting standards and regulations (see Note 2(28)).

In addition, since a significant amount of the Group’s future revenues will be denominated in RMB, the existing and any future restrictions on currency exchange may limit the Group’s ability to utilize revenues generated in RMB to fund the Group’s business activities outside China, if any, or expenditures denominated in foreign currencies.

Earnings per share
(30)	Earnings per share

Basic earnings per ordinary share attributable to Shanda Games Limited’s shareholders are computed using the weighted average number of ordinary shares outstanding during the year. Diluted earnings per ordinary share attributable to Shanda Games Limited’s ordinary shareholders are computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the year. Potential ordinary shares consist of shares issuable upon the exercise of stock options for the purchase of ordinary shares and the settlement of restricted share units and are accounted for using the treasury stock method. Potential ordinary shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive. The Group does not separately present earnings per share for Class A and Class B ordinary shares as each class of shares has the same rights to earnings and dividend distributions.

Comprehensive income
(31)	Comprehensive income

Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive gain/(loss), as presented on the accompanying consolidated balance sheets, consists of cumulative foreign currency translation adjustments and unrealized gain/(loss) on marketable securities.

Segment reporting
(32)	Segment reporting

Based on the criteria established by ASC 280, the Company currently operates and manages its business as a single operating and single reportable segment, whose business is developing and operating online games. As the Group generates substantially all of its revenues from customers in the PRC, no geographical segments are presented. In addition, substantially all of the Group’s long-lived assets are located in the PRC.

Fair value measurements
(33)	Fair value measurements

The Group does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted prices in active markets that are observable either directly or indirectly, or quoted prices in less active markets; and (Level 3) unobservable inputs with respect to which there is little or no market data, which require the Group to develop its own assumptions.

The Group’s financial instruments consist principally of cash and cash equivalents, restricted cash, short-term investments, time deposits with maturity over one year, marketable securities, accounts receivable, amounts due from/to related parties, prepayments and other current assets, short-term borrowings, accounts payable, licensing fees payable, and other payables and accruals.

As of December 31, 2011 and 2012, the carrying values of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from/to related parties, prepayments and other current assets, short-term borrowings, accounts payable, licensing fees payable, other payables and accruals approximated their fair values. Accounts receivable, amounts due from/to related parties, prepayments and other current assets, accounts payable, licensing fees payable, and other payables and accruals, which are measured at carrying value, would represent Level 3 fair value measurements if carried at fair value due to the presence of significant unobservable inputs. In a similar fashion, the Group’s cash and cash equivalents, short term investments, and short term borrowings would represent Level 2 measurements due to the presence of significant observable inputs such as interest rates.

On a recurring basis, the Group measures (measured) the marketable securities and foreign currency forward contracts at fair value. The marketable securities are measured on the basis of actual prices quoted in actively traded markets for the related common shares. Fair value is developed for the foreign currency forward contracts based upon the terms underlying the forward contracts and commonly accepted valuation methodologies for currency forwards based upon discounted cash flow analysis, with reference to observable inputs such as forward rates available in the marketplace.

As of December 31, 2011 and 2012, information about the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows (based on the classification of the inputs):

	December 31, 2011	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Marketable securities – Common stock	3,837	3,837	—	—

	December 31, 2012	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Marketable securities – Common stock	7,221	7,221	—	—
Derivative liability- foreign currency forward contracts	(9,312)	—	(9,312)	—
(included in “Other payables and accruals ” in balance sheet) (Note 15, 22)

During the historical periods presented, there were no transfers between fair value measurements categorized as level 1 or level 2.

On a non-recurring basis from time to time, the Group writes off certain specific license fee assets. These assets represent prepaid upfront license fees related to game intellectual property licensed from third parties which are included in other long-term assets or intangible assets at their original contractual values (representing fees paid to third parties under the contractual arrangements). As triggered by factual circumstances, the Group evaluates the prepaid fees for games for which the commercial viability is uncertain or game development does not successfully pass the testing phase and fully writes off the contractual value of related fees paid. During the years ended December 31, 2010, 2011 and 2012, the Group recognized impairment losses of nil, RMB23.2 million and nil for its intangible assets, respectively, and RMB10.2 million, RMB49.6 million and RMB15.0 million for its other long-term assets, respectively. The Group has not presented tabular disclosures or further qualitative information regarding fair value for these level 3-classified assets because the related fees have been fully written off; accordingly, the related fair values are zero for any balance sheet date.

Business combinations and non-controlling interests
(34)	Business combinations and non-controlling interests

The Group accounts for its business combinations using the purchase method of accounting. This method requires that the acquisition cost to be allocated to the assets, including separately identifiable intangible assets, and liabilities the Group acquired based on their estimated fair values.

The Group follows ASC 805, “Business combinations.” Pursuant thereto, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the income statement.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although the Group believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the differences could be material.

Reclassifications
(35)	Reclassifications

Beginning from January 1, 2011, the Group combined its net revenues from MMORPGs and advanced casual games into online game revenues generated in China as the Group believes that the Group’s advanced casual games share many similar features of the Group’s MMORPG games, but are quite different when compared to the casual games that are available on social networking sites. The year-over-year comparison of online game revenues generated in China and other revenues has been reclassified for 2010 and 2011 to conform to this presentation.